December 11, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Global High Income Fund Inc. (“Fund”)

File No. 811-07540

Ladies and Gentlemen:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, attached for filing via the EDGAR system is a preliminary proxy statement, form of proxy, and other soliciting material (“Proxy Materials”) for the Fund’s Annual Meeting of Shareholders to be held on February 18, 2016. Definitive copies of the Proxy Materials will be mailed starting on or about December 30, 2015.

No fee is required in connection with this filing. Should you have any questions or comments, please contact me at 202-261-3304.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen

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